Restricted Stock Units - Summary of RSUs Compensation Expense (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2019 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total	$ 996,000
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total	299,000
Sales and Marketing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total	115,000
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total	$ 582,000